Equity Investments - Additional Information (Detail)	1 Months Ended
	Nov. 30, 2016	Dec. 31, 2016
East Gate Media Contents and Technology Fund
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting	17.65%
Sale of ownership under agreement	17.65%
Double2 Network Technology Company Limited
Schedule of Investments [Line Items]
Investments percentages accounted under equity method accounting		22.86%